Condensed consolidated cash flow statement (unaudited) - GBP (£) £ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Dec. 31, 2021
Statement of cash flows [abstract]
Profit before tax	£ 2,605	£ 3,257	[1]	£ 5,418
Adjustment for non-cash items	(7,938)	5,078	[2]
Net (increase)/decrease in loans and advances at amortised cost	(22,252)	2,932	[2]
Net increase in deposits at amortised cost	48,637	5,036	[2]
Net increase in debt securities in issue	20,268	13,508	[2]
Changes in other operating assets and liabilities	14,462	(8,814)	[2]
Corporate income tax paid	(280)	(617)	[2]
Net cash from operating activities	55,502	20,380	[2]
Net cash from investing activities	(7,071)	(3,112)	[2]
Net cash from financing activities	488	(2,883)	[2]
Effect of exchange rates on cash and cash equivalents	7,045	(5,534)	[2]
Net increase in cash and cash equivalents	55,964	8,851	[2]
Cash and cash equivalents at beginning of the period	185,860	173,125	[2]	173,125 [2]
Cash and cash equivalents at end of the period	£ 241,824	£ 181,976	[2]	£ 185,860

[1]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 29 for further details.
[2]	2021 financial metrics have been restated to reflect the impact of the Over-issuance of Securities. See Restatement of financial statements (Note 1) on page 29 for further details.